Taxes Other than Income Tax (Tables)	12 Months Ended
Dec. 31, 2014
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Schedule of Taxes Other than Income Tax

Taxes other than income tax included in the consolidated statements of operations are comprised of the following:

	Years ended December 31,
	2014	2013	2012
Property and land tax	125,666	113,254	95,402
VAT	19,439	(1,785)	1,949
Fines and penalties related to taxes	21,346	3,227	(600)
Other taxes and penalties	5,996	10,876	32,133

Total taxes other than income tax	172,447	125,572	128,884

Summary of Future Land Rental Payments for the Next Five Years under Non-cancelable Operating Lease Agreements

The table below presents future land rental payments for the next five years under non-cancelable operating lease agreements based on the current rental rates:

Year of payment	Operating lease payments
2015	42,220
2016	40,511
2017	40,010
2018	39,508
2019	39,298